Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
Advances to suppliers	$ 748,672	$ 363,614
Deductible input VAT	395,398	966,413
Deferred IPO cost		1,637,278
Receivables from third party payment platforms	53,419	63,509
Prepayment to service vendors	4,463,506
Receivables from underwriter	427,172
Others	409,196	198,170
Prepayments and other current assets	$ 6,497,363	$ 3,228,984